LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Schedule of components of long-term investments

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	789	923	145
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	94	—	—

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	432
Less:
Impairment	(2,750)	(2,750)	(432)
Total	883	923	145